Derivative financial and operating assets and liabilities - Summary of derivative financial assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Derivatives assets for trading	€ 61	€ 0
Derivative financial assets	808	152
Financial derivative assets - current	53	3
Financial derivative assets - non-current	0	0
Derivative financial instruments on operating - assets	641	115
Derivative operating assets - non-current	114	34
Derivatives liabilities for trading	(82)	0
Derivative financial liabilities	(601)	(71)
Financial derivative liabilities - current	(89)	(9)
Financial derivative liabilities - non-current	(6)	(17)	[1]
Derivative operating liabilities - current	(374)	(42)
Derivative operating liabilities - non-current	(132)	(3)
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	185	59
Hedging derivative, liabilities	(82)	(37)
Fair value hedges | Interest rate risk - interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	0	8
Hedging derivative, liabilities	0	0
Fair value hedges | Interest rate and currency risk - combined interest rate and currency swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	1	4
Hedging derivative, liabilities	(2)	(1)
Fair value hedges | Currency risk - forward contracts, currency swaps and currency options
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	184	47
Hedging derivative, liabilities	(80)	(36)
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	562	93
Hedging derivative, liabilities	(437)	(34)
Cash flow hedges | Interest rate risk - interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	1	0
Hedging derivative, liabilities	(3)	(19)
Cash flow hedges | Currency risk - forward contracts, currency swaps and currency options
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	73	10
Hedging derivative, liabilities	(160)	(2)
Cash flow hedges | Commodity price risk – commodity swaps and commodity options
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	488	83
Hedging derivative, liabilities	€ (274)	€ (13)

[1]	Refer to Note 3, Scope of consolidation